COMMITMENTS - Disclosure of detailed information about contractual obligations (Detail)	Dec. 31, 2022 USD ($)
Commitments [Line Items]
Total contractual commitments	$ 13,291,098
Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	7,233,701
1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	6,057,397
Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member]
Commitments [Line Items]
Total contractual commitments	1,286,117
Trade and other payables [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	1,286,117
Trade and other payables [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Trade and other payables [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Loans payable principal and interest payments [Member]
Commitments [Line Items]
Total contractual commitments	6,671,830
Loans payable principal and interest payments [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	614,433
Loans payable principal and interest payments [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	6,057,397
Loans payable principal and interest payments [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member]
Commitments [Line Items]
Total contractual commitments	5,333,151
Payments related to acquisition of royalties and streams [Member] | Less than 1 year [Member]
Commitments [Line Items]
Total contractual commitments	5,333,151
Payments related to acquisition of royalties and streams [Member] | 1 to 3 years [Member]
Commitments [Line Items]
Total contractual commitments	0
Payments related to acquisition of royalties and streams [Member] | Over 4 years [Member]
Commitments [Line Items]
Total contractual commitments	$ 0